Annual Total Returns (Bar Chart) (Invesco V.I. Diversified Income Fund, Series II shares, Invesco V.I. Diversified Income Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Diversified Income Fund | Series II shares, Invesco V.I. Diversified Income Fund
Annual Total Returns
'01	3.33%
'02	2.03%
'03	9.02%
'04	4.69%
'05	2.67%
'06	4.17%
'07	1.51%
'08	(15.93%)
'09	10.89%
'10	9.70%